[USAA                         USAA INVESTMENT TRUST
EAGLE                         INCOME STRATEGY FUND
LOGO]
                        SUPPLEMENT DATED FEBRUARY 22, 2002
                                TO THE PROSPECTUS
                              DATED OCTOBER 1, 2001


On February 20, 2002, the Board of Trustees of USAA Investment Trust (Trust) and the Board of Directors of USAA Mutual Fund, Inc. (Company) approved the reorganization and merger of the Income Strategy Fund, a series of the Trust, into the Income Fund, a series of the Company. The funds offer comparable objectives, investment strategies, and restrictions. The Boards determined that the merger should benefit the shareholders of both funds for the following reasons:

    o Income Fund operates with a significantly lower expense ratio than Income Strategy Fund.
    o Income Fund has consistently outperformed the Income Strategy Fund with less volatility.
    o The merger may result in an increase in the assets of Income Fund, which may result in a slight decrease in Income Fund's operating expenses.

The Boards approved the merger upon determining that it was in the best interests of the shareholders of each fund, and that the interests of shareholders in each fund will not be diluted as a result of the transaction. In addition, legal counsel advised the Boards that the reorganization will be treated as a tax-free transaction to Income Strategy Fund and its shareholders.

Shareholders of Income Strategy Fund will not be required to vote on or approve the merger, which is scheduled to occur on April 26, 2002. Prior to this date, you will receive the Prospectus and Information Statement that will provide more detailed information concerning the reorganization and merger.

Effective as of the close of business on February 22, 2002, the Income Strategy Fund is closed to new investors.

              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                                                     40908-0202

[USAA                         USAA INVESTMENT TRUST
EAGLE                         GROWTH STRATEGY FUND
LOGO]
                        SUPPLEMENT DATED FEBRUARY 22, 2002
                                TO THE PROSPECTUS
                              DATED OCTOBER 1, 2001


On February 20, 2002, the Board of Trustees of USAA Investment Trust approved the reorganization and merger of the Growth Strategy Fund into the Cornerstone Strategy Fund. The funds offer comparable investment objectives, strategies, and restrictions. The Board determined that the merger should benefit the shareholders of both funds for the following reasons:

    o Cornerstone Strategy Fund has consistently outperformed Growth Strategy Fund with less volatility.
    o The merger may result in an increase in the assets of Cornerstone Strategy Fund, which may result in a slight decrease in Cornerstone Strategy Fund's operating expenses.

The Board approved the merger upon determining that the reorganization is in the best interests of the shareholders of each fund, and that interests of shareholders in each fund will not be diluted as a result of the transaction. In addition, legal counsel advised the Board that the reorganization will be treated as a tax-free transaction to Growth Strategy Fund and its shareholders.

Shareholders of Growth Strategy Fund will not be required to vote on or approve the merger, which is scheduled to occur on April 26, 2002. Prior to this date, you will receive the Prospectus and Information Statement that will provide more detailed information concerning the reorganization and merger.

Effective as of the close of business on February 22, 2002, the Growth Strategy Fund is closed to new investors.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                                                     40907-0202